S-K 1602(a)(3) Forepart, Sponsor Compensation - Oceanhawk Acquisition II Sponsor, LLC [Member]	Sep. 15, 2026 USD ($) $ / shares shares
Office Space Administrative And Support Services [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Repayment Of Loans [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Working Capital Loans [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares | shares	5,750,000
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Securities Issued or to be Issued, Shares | shares	400,000